Business Combinations - Summary of Fair Value of Purchase Price Allocation (Details) (10-K) - USD ($)	Mar. 31, 2021	Feb. 19, 2020	Apr. 09, 2019
Business combination, net	$ 898,087
Common Stock Issuable [Member]
Business combination, net	700,000
Vehicle Obligations [Member]
Business combination, net	$ 198,087
EzFill FL, LLC [Member]
Business combination, net			$ 1,030,579
EzFill FL, LLC [Member] | Assumed Notes Payable [Member]
Business combination, net			647,579
EzFill FL, LLC [Member] | Accounts Payable [Member]
Business combination, net			42,000
EzFill FL, LLC [Member] | Cash [Member]
Business combination, net			175,000
EzFill FL, LLC [Member] | Goodwill [Member]
Business combination, net			108,707
EzFill FL, LLC [Member] | Shares of Balance Labs [Member]
Business combination, net			101,000
EzFill FL, LLC [Member] | Customer List [Member]
Business combination, net			459,657
EzFill FL, LLC [Member] | Trade Name [Member]
Business combination, net			52,699
EzFill FL, LLC [Member] | Vehicles and Delivery Equipment [Member]
Business combination, net			157,093
EzFill FL, LLC [Member] | Mobile App [Member]
Business combination, net			252,423
EzFill FL, LLC [Member] | Acquisition Payable [Member]
Business combination, net			$ 65,000
Neighborhood Fuel, Inc [Member]
Business combination, net		$ 898,087
Neighborhood Fuel, Inc [Member] | Common Stock Issuable [Member]
Business combination, net		700,000
Neighborhood Fuel, Inc [Member] | Vehicle Obligations [Member]
Business combination, net		198,087
Neighborhood Fuel, Inc [Member] | Goodwill [Member]
Business combination, net		1,276
Neighborhood Fuel, Inc [Member] | Customer List [Member]
Business combination, net		395,416
Neighborhood Fuel, Inc [Member] | Trade Name [Member]
Business combination, net		50,559
Neighborhood Fuel, Inc [Member] | Non-Compete [Member]
Business combination, net		858
Neighborhood Fuel, Inc [Member] | Mobile App [Member]
Business combination, net		251,891
Neighborhood Fuel, Inc [Member] | Vehicles [Member]
Business combination, net		$ 198,087